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                                       21

APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                              HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT FIVE/Director Life
                                      P.O. Box 2999
                                   Hartford, CT  06104-2999

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:


    Single Class


 ______________________________________________________________________________
 3. Investment Company Act File Number:


    Securities Act File Number: 33-83654
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                       December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       N/A
                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       N/A


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                  See Attached

  _____________________________________________________________________________

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                                       22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  See Attached



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee: See Attached

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $__________________

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                    +__________________

   (iii) Aggregate price of share redeemed or repurchased
         during the fiscal year (if applicable):            -__________________

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):       +___________________

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                         ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                  x___________________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:
                                                             ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2-21-96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash
                            ----------------------------------------------
                            Assistant Director - Greg Bubnash
                            ----------------------------------------------

  Date 2/20/96
       -------

*Please print the name and title of the signing officer below the signature
_______________________________________________________________________________

Hartford Life Insurance Company Separate Account Five- Director Life Securities Act File Number: 33-83654

                                          AMOUNT          AMOUNT          NET SOLD /   OFFERING PRICE  AMOUNT OF
                                           SOLD          REDEEMED         (REDEEMED)     02/12/1996    FILING FEE
H/L SPVL HVA Money Market Fund           66,693,308     55,819,509        10,873,799      1.062500      3,983.93
H/L SPVL Hartford Advisers Fund           8,858,872        999,500         7,859,372      1.335625      3,619.72
H/L SPVL Hartford Bond Fund               1,133,160        215,927           917,233      1.193784        377.58
H/L SPVL Hartford Capital Appreciation    9,527,571        954,797         8,572,774      1.364368      4,033.25
H/L SPVL Hartford Dividend & Growth Fund  2,005,882        138,142         1,867,740      1.437251        925.66
H/L SPVL Hartford Index Fund              1,726,083        115,430         1,610,653      1.462813        812.44
H/L SPVL Hartford International Adviser     125,744         10,828           114,916      1.183258         46.89
H/L SPVL Hartford International Opportun  1,938,506        182,554         1,755,952      1.193697        722.78
H/L SPVL Hartford Mortgage Securities       684,331        181,524           502,807      1.176019        203.90
H/L SPVL Hartford Stock Fund              3,785,146        288,656         3,496,490      1.418240      1,709.95
                                                                                                       ---------
                                                                                                       16,436.10
                                                                                                       ---------

Hartford Life Insurance Company Separate Account Five- Director Life Securities Act File Number: 33-83654

                                        ITEM 9,10     ITEM 12 (iii)     ITEM 12 (iii)   ITEM 12 (vi   ITEM 12 (vii)
                                          $ Amount       $ Amount          $ Amount      MULTIPLIER        FEE
                                           Sold          Redeemed       Redeemed-Used                      DUE
H/L SPVL HVA Money Market Fund           70,861,640     59,308,228        59,308,228       1/2900      3,983.93
H/L SPVL Hartford Advisers Fund          11,832,131      1,334,957         1,334,957       1/2900      3,619.72
H/L SPVL Hartford Bond Fund               1,352,748        257,770           257,770       1/2900        377.58
H/L SPVL Hartford Capital Appreciation   12,999,113      1,302,694         1,302,694       1/2900      4,033.25
H/L SPVL Hartford Dividend & Growth Fund  2,882,956        198,545           198,545       1/2900        925.66
H/L SPVL Hartford Index Fund              2,524,937        168,853           168,853       1/2900        812.44
H/L SPVL Hartford International Adviser     148,788         12,812            12,812       1/2900         46.89
H/L SPVL Hartford International Opportun  2,313,989        217,914           217,914       1/2900        722.78
H/L SPVL Hartford Mortgage Securities       804,786        213,476           213,476       1/2900        203.90
H/L SPVL Hartford Stock Fund              5,368,245        409,383           409,383       1/2900      1,709.95
                                                                                                       ---------
                                        111,089,333     63,424,633        63,424,633                  16,436.10
                                                                                                       ---------